CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
REVENUES.
Revenues
Cost of revenues
Gross margin
OPERATING EXPENSES.
Selling, general and administrative expenses	3,428,718	6,012,089
Exploration expense	1,330,162	422,904
Impairment expense.	326,000
Total operating expenses	5,084,880	6,434,993
OTHER INCOME (EXPENSE).
Interest income		46
Interest expense	(19,190)	(138,806)
Loss on debt settlement	(1,282,650)
Gain (loss) on warrant derivative liability	(429,000)
Loss on legal settlement	(10,923,600)
Other income (expense)	(40,000)
Total other income (expense)	(12,694,440)	(138,760)
(LOSS) BEFORE INCOME TAXES	(17,779,320)	(6,573,753)
(LOSS) FROM CONTINUING OPERATIONS	(17,779,320)	(6,573,753)
(LOSS) FROM DISCONTINUED OPERATIONS	(57,942)	(186,788)
Net (loss)	$ (17,837,262)	$ (6,760,541)
PER SHARE DATA
NET LOSS PER SHARE ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS.	$ (1.83)	$ (0.84)
DISCONTINUED OPERATIONS ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS	$ (0.01)	$ (0.03)
NET LOSS PER SHARE ATTRIBUTABLE TO UREE COMMON SHAREHOLDERS	$ (1.84)	$ (0.87)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	9,718,271	7,813,897